Inventories - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Inventories [Line Items]
Raw materials and consumables recognized as fuel expenses	$ 280,739,362	$ 295,148,838	$ 327,502,996
Other non-current non-financial assets	12,853,459	12,318,443
Inventories written down due to obsolescence	0	0	$ 0
Spare Parts and Materials [Member]
Disclosure Of Inventories [Line Items]
Other non-current non-financial assets	$ 6,824,759	$ 5,118,917